CALIFORNIA
                                INVESTMENT TRUST
                                ----------------
                                   FUND GROUP

Prospectus
January 1, 2002


     California Tax-Free Income Fund
     California Insured Intermediate Fund
     California Tax-Free Money Market Fund

     S&P 500 Index Fund
     S&P MidCap Index Fund
     S&P SmallCap Index Fund
     Equity Income Fund
     Nasdaq-100 Index Fund
     European Growth & Income Fund

     U.S. Government Securities Fund
     Short-Term U.S. Govt. Bond Fund
     The United States Treasury Trust

                                 (800) 225-8778

                                www.caltrust.com

The Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution or government entity such as the Federal Deposit Insurance Corporation (FDIC).

As with all mutual funds, the Securities and Exchange Commission has not approved these securities or passed on whether the information in this prospectus is adequate or accurate. Anyone who indicates otherwise is committing a criminal offense.

                                                  THE
                                                    CALIFORNIA
                                                      FUNDS
                                                        Opportunities since 1985

--------------------------------------------------------------------------------

e-mail us at info@caltrust.com

--------------------------------------------------------------------------------

                                   CALIFORNIA
                                INVESTMENT TRUST
                                ----------------
                                   FUND GROUP

Prospectus
January 1, 2002

TABLE OF CONTENTS
-----------------

ABOUT THE FUNDS

     California Tax-Free Income Fund                                           1
     California Insured Intermediate Fund                                      5
     California Tax-Free Money Market Fund                                     9

     S&P 500 Index Fund                                                       13
     S&P MidCap Index Fund                                                    18
     S&P SmallCap Index Fund                                                  23
     Equity Income Fund                                                       28
     Nasdaq-100 Index Fund                                                    32
     European Growth & Income Fund                                            36

     U.S. Government Securities Fund                                          40
     Short-Term U.S. Govt. Bond Fund                                          44
     The United States Treasury Trust                                         47

INVESTING IN THE FUNDS

     Buying Shares                                                            52
     Selling and Exchanging Shares                                            56
     Other Policies                                                           59
     Dividends and Taxes                                                      61
     Notice of Privacy Policy                                                 61

--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE INCOME FUND
Ticker Symbol: CFNTX
--------------------------------------------------------------------------------

GOAL

Seek high current tax-free income for California residents.

The California Tax-Free Income Fund seeks as high a level of income, exempt from regular federal and California personal income taxes, as is consistent with prudent investment management and safety of capital. The Fund invests in intermediate and long-term municipal bonds.

STRATEGY

The Manager will invest in municipal bonds issued by the State of California and various municipalities located within the state. Generally, these bonds are rated in one of the four highest ratings (investment grade) by an independent rating organization such as Standard & Poor's, Moody's or Fitch. In some cases, securities are not rated by independent agencies. The Manager will generally purchase an unrated security only if it believes the security is of similar quality to an investment-grade issue. Generally, the interest on municipal bonds is not subject to federal and California personal income taxes. Under normal circumstances, it is the Fund's policy to invest at least 80% of its total assets in California municipal bonds, but as a general rule the percentage is much higher. The Fund's duration ranges from four to twelve years.

WHAT IS THE MANAGER'S APPROACH?

The Manager tries to select securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments. The Fund is actively managed for total return. In managing the portfolio, a number of factors are considered including general market and economic conditions and their likely effects on the level and term-structure of interest rates, yield spreads among securities, and the credit type and quality of the issuer. Tax-free income to shareholders is achieved through the purchase of municipal bonds that are not subject to federal and California personal income taxes. No bonds subject to alternative minimum taxes are included in the portfolio. While income is the greatest portion of return over time, the total return from a municipal security includes both income and price losses and gains.

MAIN RISKS

The Fund is subject to several risks, any of which could cause the Fund to lose money. The Fund is considered non-diversified which means it may invest a large percentage of its assets in the securities of a particular issuer as compared with other types of mutual funds. Accordingly, a chance exists that the Fund's performance may be hurt disproportionately by poor performance of a relatively few number of securities. The Fund is also subject to:

Interest rate risk, which is the chance that bond prices over all will decline over short and long-term periods due to rising interest rates. The Manager will generally maintain a longer maturity in this Fund relative to the California Insured Intermediate Fund (our other municipal bond fund). Thus, the interest rate risk is higher in this Fund than the other Fund. The California Insured Intermediate Fund is discussed in detail on page 5.

State Specific risk, which is the chance that the Fund is more vulnerable to unfavorable economic and political developments that impact the State of California than funds that diversify across many states.

Income risk, which is the chance that declining interest rates will reduce the amount of income paid by the Fund.

OTHER RISKS OF THE FUND

Call risk, which is the chance that during declining interest rates, a bond issuer will call or prepay a high-yielding bond before the bond's maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. The manager attempts to minimize this risk by investing in investment grade bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to under perform other mutual funds with similar investment objectives.

IS THIS FUND RIGHT FOR YOU?

This Fund is intended primarily for residents of California but may be held by residents of other states. If you are looking for tax-free income and are comfortable with the moderate volatility of a long-term bond fund, this Fund may be the right investment for you. Generally, this Fund will fluctuate more than our other tax-free Funds, but will pay a higher rate of dividends.

PERFORMANCE

Below are a chart and a table showing the variability of the Fund's performance from year to year. The table compares the performance of the Fund with a benchmark index. These figures assume that all distributions are reinvested. It is important to remember that past performance does not accurately predict future performance.

[GRAPHIC OMITTED]

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
12.11%   8.81%  14.77%  -8.63%  20.55%   3.10%   9.29%   6.32%  -3.57%  12.42%

Best Quarter:  11.11% (Q1, 1986)        Worst Quarter:  -7.42% (Q1, 1994)
Year to date performance as of 11/30/01:  4.01%

Average Annual Returns as of 12/31/00          1 year     5 years    10 years
                                               ------     -------    --------
California Tax-Free Income Fund                12.42%      5.37%       7.19%
Lehman Municipal Bond Index                    11.69%      5.84%       7.21%
Date of inception: 12/4/85

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
    SHAREHOLDER FEES
         Sales and redemption charges                                      none
    ANNUAL FUND OPERATING EXPENSES
      (expenses that are deducted from Fund assets)
         Management fees                                                   0.48%
         Distribution (12b-1) fees                                         none
         Other expenses                                                    0.15%
                                                                         ------
    TOTAL ANNUAL FUND OPERATING EXPENSE                                    0.63%
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 year      3 years     5 years     10 years
                    $64         $202        $351         $786

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait Weller & Baker, whose report, along with the Fund's financial statements are included in the Annual Report, which is available upon request.

                                                                          YEAR ENDED AUGUST 31,
                                                    ================================================================
CALIFORNIA TAX-FREE INCOME FUND                         2001          2000         1999         1998          1997
====================================================================================================================
Net asset value, beginning of year .............    $  12.75      $  12.40      $  13.18      $  12.86      $  12.31
                                                    ----------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
        Net investment income ..................        0.55          0.55          0.56          0.58          0.60
        Net gain (loss) on securities
           (both realized and unrealized) ......        0.44          0.41         (0.68)         0.51          0.54
                                                    ----------------------------------------------------------------
              Total from investment operations .        0.99          0.96         (0.12)         1.09          1.14
                                                    ----------------------------------------------------------------
        LESS DISTRIBUTIONS
        Dividends from net investment income ...       (0.56)        (0.55)        (0.57)        (0.58)        (0.59)
        Distribution from capital gains ........       (0.01)        (0.06)        (0.09)        (0.19)          .--
                                                    ----------------------------------------------------------------
              Total distributions ..............       (0.57)        (0.61)        (0.66)        (0.77)        (0.59)
                                                    ----------------------------------------------------------------
Net asset value, end of year ...................    $  13.17      $  12.75      $  12.40      $  13.18      $  12.86
                                                    ================================================================

Total return ...................................        7.98%         8.07%        (1.07)%        8.75%         9.48%

RATIOS/SUPPLEMENTAL DATA
        Net assets, end of year (in 000's) .....    $201,286      $196,786      $200,946      $225,507      $212,198
        Ratio of expenses to average net assets:
           Before expense reimbursements .......        0.63%         0.64%         0.61%         0.61%         0.59%
           After expense reimbursements ........        0.63%         0.64%         0.61%         0.61%         0.59%
        Ratio of net investment income
         to average net assets:
           Before expense reimbursements .......        4.30%         4.54%         4.33%         4.47%         4.75%
           After expense reimbursements ........        4.30%         4.54%         4.33%         4.47%         4.75%
Portfolio Turnover .............................       28.96%        18.05%        16.36%        20.95%        34.96%

----------------------

--------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE FUND
Ticker Symbol: CATFX
--------------------------------------------------------------------------------

GOAL

Seek high current tax-free income for California residents.

The California Insured Intermediate Fund seeks as high a level of income exempt from regular federal and California personal income taxes as is consistent with prudent investment management and safety of capital. The Fund invests primarily in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.

STRATEGY

The Manager will invest in municipal bonds issued by the State of California and various municipalities located within the state. Generally, these bonds are rated AAA (the highest rating) by an independent rating organization such as Standard & Poor's, Moody's or Fitch and are insured by an independent insurance company. Some securities are not rated by independent agencies but are considered AAA because of the insurance on the bond. The insurance guarantees the timely principal and interest payments of the bond, but does not insure the Fund. The interest on the municipal bonds is generally not subject to federal and California personal income taxes. Under normal circumstances, it is the Fund's policy to invest at least 80% of its total assets in California municipal bonds, but as a general rule the percentage is much higher. The Fund's duration ranges from two to seven years.

WHAT IS THE MANAGER'S APPROACH?

The Manager tries to select securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments. The Fund is actively managed for total return. In managing the portfolio, a number of factors are considered, including general market and economic conditions and their likely effects on the level and term-structure of interest rates, yield spreads among securities, and the underlying credit type and quality of the issuer. Tax-free income to shareholders is achieved through purchase of municipal bonds that are not subject to federal and California personal income taxes. No bonds subject to alternative minimum taxes are included in the portfolio. While income is the greatest portion of return over time, the total return from a municipal security includes both income and price losses and gains.

MAIN RISKS

The Fund is subject to several risks, any of which could cause the Fund to lose money. The Fund is considered non-diversified which means it may invest a large percentage of its assets in the securities of a particular issuer as compared with other types of mutual funds. Accordingly, a chance exists that the Fund's performance may be hurt disproportionately by poor performance of a relatively few number of securities. The Fund is also subject to:

Interest rate risk, which is the chance that bond prices overall will decline over short and long-term periods due to rising interest rates. Interest rate risk is usually moderate for intermediate-term bonds. We also offer the California Tax-Free Income Fund for investors who want tax-free income and are more comfortable with interest rate risk. The California Tax-Free Income Fund is discussed in detail on page 1.

State Specific risk, which is the chance that the Fund is more vulnerable to unfavorable economic and political developments that impact the State of California than mutual funds that diversify across many states.

Income risk, which is the chance that declining interest rates will reduce the amount of income paid by the Fund.

OTHER RISKS OF THE FUND

Call risk, which is the chance that during declining interest rates, the bond issuer will call or prepay a high-yielding bond before the bond's maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. This risk is moderated by the bond insurance which guarantees timely payment of principal and interest. It is important to note that the insurance protects the Fund's holdings, not the Fund itself.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

IS IT RIGHT FOR YOU?

This Fund is intended primarily for residents of California. If you are looking for tax-free income and are comfortable with the moderate volatility of an intermediate-term bond fund, this Fund may be the right investment for you. Generally, this Fund will fluctuate less than our other tax-free bond Fund, but will pay a lower rate of dividends.

PERFORMANCE

Below are a chart and a table showing the variability of the Fund's performance from year to year. The table compares the performance of the Fund with a benchmark index. These figures assume that all distributions are reinvested. It is important to remember that past performance does not accurately predict future performance.

[GRAPHIC OMITTED]

 1992    1993    1994    1995    1996    1997    1998    1999    2000
 1.16%  11.63%  -4.99%  14.37%   3.89%   6.39%   5.97%  -0.67%   8.73%

Best Quarter:  5.64% (Q1, 1995)         Worst Quarter:  -4.85% (Q1, 1994)
Year to date performance as of 11/30/01:  5.49%

Average Annual Returns as of 12/31/00                                  Since
                                               1 year     5 years    Inception
                                               ------     -------    ---------
California Insured Intermediate Fund            8.73%      4.82%       5.51%
Lehman 5 Year Muni Bond Index                   7.70%      4.95%       5.27%
*Date of inception:  10/20/92

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
    SHAREHOLDER FEES
       Sales and redemption charges                                        none
    ANNUAL OPERATING EXPENSES
        (expenses that are deducted from Fund assets)
       Management fees                                                     0.50%
       Distribution (12b-1) fees                                           none
       Other expenses                                                      0.21%
                                                                         ------
       Total annual operating expenses                                     0.71%
       Expense reimbursement*                                              0.16%
                                                                         ------
    NET ANNUAL FUND OPERATING EXPENSE*                                     0.55%

* The Manager has agreed to limit the Fund's expenses at 0.55%. This limitation is guaranteed through 12/31/02.
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 year      3 years     5 years     10 years
                    $56         $211        $380         $873

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait Weller & Baker, whose report, along with the Fund's financial statements are included in the Annual Report, which is available upon request.

                                                                          YEAR ENDED AUGUST 31,
                                                    ================================================================
CALIFORNIA INSURED INTERMEDIATE FUND                    2001          2000         1999         1998          1997
====================================================================================================================
Net asset value, beginning of year .............    $  10.72      $  10.54      $  10.92      $  10.72      $  10.42
                                                    ----------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
        Net investment income ..................        0.43          0.44          0.43          0.44          0.45
        Net gain (loss) on securities
             (both realized and unrealized) ....        0.37          0.20         (0.26)         0.25          0.30
                                                    ----------------------------------------------------------------
        Total from investment operations .......        0.80          0.64          0.17          0.69          0.75
                                                    ----------------------------------------------------------------
        LESS DISTRIBUTIONS
        Dividends from net investment income ...       (0.43)        (0.44)        (0.43)        (0.44)        (0.45)
        Distributions from capital gains .......          --         (0.02)        (0.12)        (0.05)           --
                                                    ----------------------------------------------------------------
              Total distributions ..............       (0.43)        (0.46)        (0.55)        (0.49)        (0.45)
                                                    ----------------------------------------------------------------
Net asset value, end of year ...................    $  11.09      $  10.72      $  10.54      $  10.92      $  10.72
                                                    ================================================================

Total return ...................................        7.66%         6.25%         1.51%         6.64%         7.34%

RATIOS/SUPPLEMENTAL DATA
        Net assets, end of year (in 000's) .....    $ 22,949      $ 22,878      $ 24,175      $ 23,572      $ 24,390
        Ratio of expenses to average net assets:
           Before expense reimbursements .......        0.71%         0.72%         0.66%         0.70%         0.70%
           After expense reimbursements ........        0.55%         0.55%         0.55%         0.55%         0.55%
        Ratio of net investment income
         to average net assets:
           Before expense reimbursements .......        3.82%         3.93%         3.85%         3.94%         4.12%
           After expense reimbursements ........        3.98%         4.10%         3.96%         4.09%         4.27%
Portfolio turnover .............................       24.35%        24.24%         8.38%        26.76%        32.11%

----------------------

--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
Ticker Symbol: CAXXX
--------------------------------------------------------------------------------

GOAL

Seek high current tax-free income for California residents while maintaining a stable $1.00 share price.

The California Tax-Free Money Market Fund has the objectives of capital preservation, liquidity, and the highest achievable current income exempt from regular federal and California personal income taxes consistent with safety. This Fund invests in short-term securities and attempts to maintain a constant net asset value of $1.00 per share.

STRATEGY

The Manager invests in high-quality, short-term municipal securities whose interest is not subject to federal and California personal income taxes.

WHAT IS THE MANAGER'S APPROACH?

The Fund invests at least 80% of its assets in a variety of high-quality, short-term California municipal securities. The Fund seeks to provide a stable net asset value of $1.00 per share by investing in securities with an effective maturity of 13 months or less, and by maintaining an average weighted maturity of 90 days or less. To be considered high-quality, a security must generally be rated in one of the two highest credit quality categories for short-term securities by at least two nationally recognized rating such as Standard & Poor's, Moody's or Fitch (or by one, if only one credit rating service has rated the security). If unrated, the security must be determined by the Manager to be of an equivalent quality to those in the two highest credit-quality ratings.

MAIN RISKS

The Fund is subject to several risks, any of which could cause the Fund to lose money. The Fund is considered non-diversified which means it may invest a large percentage of its assets in the securities of particular issuers as compared with other mutual funds. Accordingly, a chance exists that the Fund's performance may be hurt disproportionately by poor performance of a relatively few number of securities. The Fund is also subject to:

State Specific risk, which is the chance that the Fund is more vulnerable to unfavorable economic and political developments that impact the State of California than funds that diversify across many states.

Interest rate risk, which is the chance that interest rates will decline and the Fund will produce less income. There is a chance that dramatic interest rate movements could lower the share price to a value less than one dollar.

Income risk, which is the chance that declining interest rates will reduce the amount of income paid by the Fund.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the $1.00 share price, it is possible for you to lose money by investing in the Fund.

IS IT RIGHT FOR YOU?

This Fund is intended primarily for residents of California. If you are looking for tax-free income and want to avoid share price fluctuation, this Fund may be right for you. Investors in this Fund do not pay personal income tax on the dividends paid. Your investment time frame may be short or long-term in nature. This Fund is designed as a cash management account and offers a free checkwriting feature.

PERFORMANCE

Below are a chart and a table showing the variability of the Fund's performance from year to year. These figures assume that all distributions are reinvested. It is important to remember that past performance does not accurately predict future performance.

[GRAPHIC OMITTED]

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 4.23%   2.69%   2.17%   2.46%   3.38%   3.07%   3.13%   2.87%   2.58%   3.11%

Best Quarter:  1.67% (Q2, 1989)        Worst Quarter:  0.48% (Q1, 1994)
Year to date performance as of 11/30/01:  1.92%

Average Annual Returns as of 12/31/00          1 year     5 years    10 years
                                               ------     -------    --------
California Tax-Free Money Market Fund           3.11%      2.86%       2.97%
Date of inception: 12/4/85

Seven day yield as of 11/30/01:  1.20%

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
    SHAREHOLDER FEES
       Sales and redemption charges                                        none
    ANNUAL OPERATING EXPENSES
        (expenses that are deducted from Fund assets)
       Management fees                                                     0.49%
       Distribution (12b-1) fees                                           none
       Other expenses                                                      0.14%
                                                                         ------
       Total annual operating expenses                                     0.63%
       Expense reimbursement*                                              0.23%
                                                                         ------
    NET ANNUAL FUND OPERATING EXPENSE                                      0.40%

* The Manager has limited the Fund's expenses at 0.40% since the Fund's inception. This limitation is guaranteed through 12/31/02.
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 year      3 years     5 years     10 years
                    $41         $179        $330         $772

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait Weller & Baker, whose report, along with the Fund's financial statements are included in the Annual Report, which is available upon request.

                                                                          YEAR ENDED AUGUST 31,
                                                    ================================================================
CALIFORNIA TAX-FREE MONEY MARKET FUND                   2001          2000         1999         1998          1997
====================================================================================================================
Net asset value, beginning of year .............    $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
                                                    ----------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
        Net investment income ..................       0.026         0.029         0.026         0.030         0.031
        LESS DISTRIBUTIONS
        Dividends from net investment income ...      (0.026)       (0.029)       (0.026)       (0.030)       (0.031)
                                                    ----------------------------------------------------------------
Net asset value, end of year ...................    $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
                                                    ================================================================
Total return ...................................        2.66%         2.92%         2.61%         3.09%         3.09%

RATIOS/SUPPLEMENTAL DATA
        Net assets, end of year (in 000's) .....    $ 99,520      $102,848      $105,606      $ 88,236      $ 92,818
        Ratio of expenses to average net assets:
           Before expense reimbursements .......        0.63%         0.66%         0.61%         0.61%         0.61%
           After expense reimbursements ........        0.40%         0.40%         0.40%         0.40%         0.40%
        Ratio of net investment income
         to average net assets:
           Before expense reimbursements .......        2.36%         2.63%         2.33%         2.77%         2.86%
           After expense reimbursements ........        2.59%         2.89%         2.54%         2.98%         3.07%

----------------------

--------------------------------------------------------------------------------
S&P 500 INDEX FUND
Ticker Symbol: SPFIX
--------------------------------------------------------------------------------

GOAL

Replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index.

The S&P 500 Index Fund is a diversified mutual fund that seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

STRATEGY

The S&P 500 Index includes the common stocks of 500 leading U.S. companies from a broad range of industries. Standard & Poor's, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value.

In order to meet the investment goal, the Fund is passively managed. It invests primarily in the stocks that make up the index so that the weighting of each stock in the portfolio approximates the index. The Manager's goal is to maintain a return correlation of at least .95 to the S&P 500 Index (a return correlation of 1.0 is perfect). Under normal circumstances, it is the Fund's policy to invest at least 80% of its total assets in the underlying stocks of the index. As a rule of thumb, the percentage is generally higher.

Like many index funds, the Fund may invest in futures contracts and lend securities to minimize the performance variation between the Fund and the index. This performance gap occurs because, unlike the index, the Fund must pay operating expenses and contend with the

--------------------------------------------------------------------------------
         SECTOR BREAKDOWNS
      as of November 30, 2001

INDUSTRY                    % OF FUND

Capital good                   6.7%
Consumer cyclical              7.4%
Consumer non-durable          26.6%
Banking & financial service   17.7%
Utility                        7.4%
Service                        1.4%
Transportation                 1.2%
Manufacturing                  4.9%
Technology                    20.3%
Energy                         6.3%

LARGECAP STOCKS

The stocks that are represented in the S&P 500 Index make-up about 90% of the total market Index, as measured by the S&P 1500 Index. For many investors, the S&P 500 Index functions as the benchmark for the entire stock market. The individual stocks that make up the index have market values ranging in size from $484 million to $373 billion. The median market value is $7.7 billion.

The index is made up of stocks from many diverse industries. The industry table above gives you a general idea of the exposure to specific sectors.
--------------------------------------------------------------------------------
flow of cash in and out of the portfolio. While we expect the Fund's performance to closely represent the index, the Fund will generally underperform the index.

MAIN RISKS

The stock market goes up and down every day. As with any investment whose performance is linked to these markets, the value of the Fund will change. During a declining stock market, an investment in this Fund would lose money.

The Fund is primarily invested in the U.S. stock market and is designed to passively track the performance of the LargeCap sector. In an attempt to accurately track the performance of the S&P 500 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

The Fund invests in large companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company's stock or a single economic sector. However, during periods where alternative investments such as MidCap stocks, SmallCap stocks, bonds and money market instruments outperform LargeCap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

The S&P 500 Index is a capitalization weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest companies could result in negative performance of the index and the Fund.

Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

Some mutual funds lend portfolio securities in order to offset expenses. The Fund has never engaged in this strategy, however, in the event that it did, there is a risk that the practice could negatively impact the share price of the Fund.

OTHER RISKS OF THE FUND

Under normal circumstances the Fund may follow a number of investment policies to achieve its objective. The Fund may invest in stock futures. Losses (or gains) involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. In an effort to minimize this risk, the Fund usually will not use futures for speculative purposes or as leverage. It is the Fund's policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Fund acquires an interest will not exceed 20% of current total assets.

IS IT RIGHT FOR YOU?

If you are looking for a diversified stock fund, this Fund may be right for you. You should be comfortable with the volatility of the stock market and the risk that your investment could decline in value. Your investment time-frame should be long-term in nature. This Fund is designed as a passive investment, meaning that you should not try to use the Fund to time movements in the overall stock market. Since trading can increase the Fund's operating expenses, it is strongly discouraged.

PERFORMANCE

Below are a chart and a table showing the variability of the Fund's performance from year to year. The table compares the performance of the Fund with a benchmark index. These figures assume that all distributions are reinvested. It is important to remember that past performance does not accurately predict future performance.

 1992    1993    1994    1995    1996    1997    1998    1999    2000
 7.63%   9.77%   1.04%  37.20%  22.63%  32.99%  28.75%  21.02%  -8.90%

Best Quarter:  21.50% (Q4, 1998)    Worst Quarter:  -14.55% (Q3, 2001)
Year to date performance as of 11/30/01:  -12.51%

                                                                      Since
Average Annual Returns as of 12/31/00          1 year     5 years   Inception
                                               ------     -------   ---------
CIT S&P 500 Index Fund                         -8.90%      18.28%     16.56%
S&P 500 Composite Stock Price Index            -9.10%      18.32%     16.80%
*Date of inception:  4/20/92

FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
    SHAREHOLDER FEES
       Sales and redemption charges                                        none
    ANNUAL OPERATING EXPENSES
        (expenses that are deducted from Fund assets)
       Management fees                                                     0.25%
       Distribution (12b-1) fees                                           none
       Other expenses                                                      0.14%
                                                                         ------
       Total annual operating expenses                                     0.39%
       Expense reimbursement*                                              0.19%
                                                                         ------
    NET ANNUAL FUND OPERATING EXPENSE                                      0.20%

    Annual account fee                                                   $10.00

* The Manager has limited the Fund's expenses at 0.20% since the Fund's inception. This limitation is guaranteed through 12/31/02.
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 year      3 years     5 years     10 years
                    $30          $94        $163         $355

"Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trade marks of McGraw-Hill Cos., Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait Weller & Baker, whose report, along with the Fund's financial statements are included in the Annual Report, which is available upon request.

                                                                          YEAR ENDED AUGUST 31,
                                                    ================================================================
S&P 500 INDEX FUND                                      2001          2000         1999         1998          1997
====================================================================================================================
Net asset value, beginning of year .............    $  30.84      $  28.12      $  20.90      $  19.98      $  14.81
                                                    ----------------------------------------------------------------
  INCOME FROM INVESTMENT
    OPERATIONS
  Net investment income ........................        0.34          0.38          0.39          0.36          0.38
  Net gain on securities
    (both realized and unrealized) .............       (7.64)         4.06          7.79          1.28          5.44
                                                    ----------------------------------------------------------------
     Total from investment operations ..........       (7.30)         4.44          8.18          1.64          5.82
                                                    ----------------------------------------------------------------
  LESS DISTRIBUTIONS
  Dividends from net investment
    income .....................................       (0.34)        (0.40)        (0.39)        (0.34)        (0.37)
  Distribution from capital gains ..............       (0.41)        (1.32)        (0.57)        (0.38)        (0.28)
                                                    ----------------------------------------------------------------
     Total distributions .......................       (0.75)        (1.72)        (0.96)        (0.72)        (0.65)
                                                    ----------------------------------------------------------------
Net asset value, end of year ...................    $  22.79      $  30.84      $  28.12      $  20.90      $  19.98
                                                    ================================================================

Total return ...................................      (23.93)%       16.38%        39.76%         8.14%        40.19%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000's) .............    $141,390      $165,891      $142,276      $ 87,621      $ 71,860
  Ratio of expenses to average net
    assets:
     Before expense reimbursements .............        0.39%         0.40%         0.37%         0.40%         0.46%
     After expense reimbursements ..............        0.20%         0.20%         0.20%         0.20%         0.20%
Ratio of net investment income to
 average net assets:
     Before expense reimbursements .............        1.16%         1.11%         1.33%         1.48%         1.85%
     After expense reimbursements ..............        1.35%         1.31%         1.50%         1.68%         2.11%
Portfolio turnover .............................        6.26%         9.00%         9.76%         1.82%         2.10%

----------------------

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND
Ticker Symbol: SPMIX
--------------------------------------------------------------------------------

GOAL

Replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index.

The S&P MidCap Index Fund is a diversified mutual fund that seeks to provide investment results that correspond to the total return of publicly traded common stocks of medium-size domestic companies, as represented by the S&P MidCap 400 Index.

STRATEGY

The S&P MidCap Index includes the common stocks of 400 medium-sized U.S. companies from a broad range of industries. Standard & Poor's, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value.

In order to meet the investment goal, the Fund is passively managed. It invests primarily in the stocks that make up the S&P MidCap Index so that the weighting of each stock in the portfolio approximates the index. The Manager's goal is to maintain a return correlation of at least .95 to the S&P MidCap Index (a return correlation of 1.0 is perfect).Under normal circumstances, it is the Fund's policy to invest at least 80% of its total assets in the underlying stocks of the index. As a rule of thumb, the percentage is generally higher.

Like many index funds, the Fund may invest in futures contracts and lend securities to minimize the performance variation between the Fund and the index. This performance gap occurs because, unlike the index, the Fund must pay operating expenses and contend with the flow of cash in and out of the portfolio. While we expect the Fund's performance to closely represent the index, the Fund will generally underperform the index.

--------------------------------------------------------------------------------
         SECTOR BREAKDOWNS
      as of November 30, 2001

INDUSTRY                    % OF FUND

Capital good                   4.8%
Consumer cyclical              5.1%
Consumer non-durable          26.9%
Banking & financial service   19.1%
Utility                        6.9%
Service                        2.9%
Transportation                 1.9%
Manufacturing                  9.6%
Technology                    17.7%
Energy                         5.2%

MIDCAP STOCKS

The stocks that are represented in the S&P MidCap 400 Index make-up about 7% of the total market Index, as measured by the S&P 1500 Index. The S&P MidCap 400 Index was designed to track the overall performance of the MidCap sector. The individual stocks that make up the index have total market values ranging in size from $354 million to $12 billion. The median market value is $2.1billion.

The index is made up of stocks from many diverse industries. The industry table above gives you a general idea of the exposure to specific sectors.
--------------------------------------------------------------------------------

MAIN RISKS

The stock market goes up and down every day. As with any investment whose performance is linked to these markets, the value of the Fund will change. During a declining stock market, an investment in this Fund would lose money.

The Fund is primarily invested in the U.S. stock market and is designed to passively track the performance of the MidCap sector. In an attempt to accurately track the performance of the S&P MidCap 400 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

The Fund invests in medium-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company's stock or a single economic sector. However, during periods where alternative investments such as LargeCap stocks, SmallCap stocks, bonds and money market instruments out-perform MidCap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

The S&P MidCap Index is a capitalization weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest companies could result in negative performance of the index and the Fund.

Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

Some mutual funds lend portfolio securities in order to offset expenses. The Fund has never engaged in this strategy, however, in the event that it did, there is a risk that the practice could negatively impact the share price of the Fund.

OTHER RISKS OF THE FUND

Under normal circumstances the Fund may follow a number of investment policies to achieve its objective. The Fund may invest in stock futures. Losses (or gains) involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. In an effort to minimize this risk, the Fund usually will not use futures for speculative purposes or as leverage. It is the Fund's policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Fund acquires an interest will not exceed 20% of current total assets.

IS IT RIGHT FOR YOU?

If you are looking for a diversified stock fund, this Fund may be right for you. You should be comfortable with the volatility of the stock market and the risk that your investment could decline in value. Your investment time-frame should be long-term in nature. This Fund is designed as a passive investment, meaning that you should not try to use the Fund to time movements in the overall stock market. Since trading can increase the Fund's operating expenses, it is strongly discouraged.

PERFORMANCE

Below are a chart and a table showing the variability of the Fund's performance from year to year. The table compares the performance of the Fund with a benchmark index. These figures assume that all distributions are reinvested. It is important to remember that past performance does not accurately predict future performance.

[GRAPHIC OMITTED]

 1992    1993    1994    1995    1996    1997    1998    1999    2000
14.95%  12.88%  -3.96%  30.62%  18.85%  31.89%  18.49%  14.71%  19.49%

Best Quarter:  27.54% (Q4, 1998)          Worst Quarter:  -15.73% (Q3, 2001)
Year to date performance as of 11/30/01:  -4.57%

                                                                      Since
Average Annual Returns as of 12/31/00          1 year     5 years   Inception
                                               ------     -------   ---------
CIT S&P MidCap Index Fund                      19.49%      20.55%     17.75%
S&P MidCap 400 Index                           17.51%      20.40%     18.01%
*Date of inception:  4/20/92

FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
    SHAREHOLDER FEES
       Sales and redemption charges                                        none
    ANNUAL OPERATING EXPENSES
        (expenses that are deducted from Fund assets)
       Management fees                                                     0.40%
       Distribution (12b-1) fees                                           none
       Other expenses                                                      0.16%
                                                                         ------
       Total annual operating expenses                                     0.56%
       Expense reimbursement*                                              0.16%
                                                                         ------
    NET ANNUAL FUND OPERATING EXPENSE                                      0.40%

    Annual account fee                                                   $10.00

* The Manager has limited the Fund's expenses at 0.40% since the Fund's inception. This limitation is guaranteed through 12/31/02.
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 year      3 years     5 years     10 years
                    $51         $194        $348         $791

"Standard & Poor's", "S&P", and "Standard and Poor's Midcap 400 Index" are Trade marks of McGraw-Hill Cos., Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait Weller & Baker, whose report, along with the Fund's financial statements are included in the Annual Report, which is available upon request.

                                                                          YEAR ENDED AUGUST 31,
                                                    ================================================================
S&P MIDCAP INDEX FUND                                   2001          2000         1999         1998          1997
====================================================================================================================
Net asset value, beginning of year .............    $  20.75      $  18.70      $  15.41      $  18.57      $  14.45
                                                    ----------------------------------------------------------------
  INCOME FROM INVESTMENT
    OPERATIONS
  Net investment income ........................        0.17          0.22          0.20          0.23          0.22
                                                    ----------------------------------------------------------------
  Net gain (loss) on securities
    (both realized and unrealized) .............       (1.66)         6.05          5.80         (1.76)         4.85
                                                    ----------------------------------------------------------------
     Total from investment operations ..........       (1.49)         6.27          6.00         (1.53)         5.07
  LESS DISTRIBUTIONS
  Dividends from net investment
     income ....................................       (0.18)        (0.21)        (0.20)        (0.23)        (0.22)
                                                    ----------------------------------------------------------------
  Distribution from capital gains ..............       (2.90)        (4.01)        (2.51)        (1.40)        (0.73)
                                                    ----------------------------------------------------------------
     Total distributions .......................       (3.08)        (4.22)        (2.71)        (1.63)        (0.95)
                                                    ================================================================
Net asset value, end of year ...................    $  16.18      $  20.75      $  18.70      $  15.41      $  18.57

Total return ...................................       (6.56)%       40.44%        41.13%        (9.37)%       36.63%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (in 000's) ........    $ 83,293      $ 74,749      $ 57,164      $ 39,855      $ 46,271
     Ratio of expenses to average net
     assets:
        Before expense reimbursements ..........        0.56%         0.57%         0.57%         0.56%         0.61%
        After expense reimbursements ...........        0.40%         0.40%         0.40%         0.40%         0.40%
     Ratio of net investment income
     to average net assets:
        Before expense reimbursements ..........        0.84%         1.03%         0.90%         1.04%         1.19%
        After expense reimbursements ...........        1.00%         1.20%         1.07%         1.20%         1.40%
Portfolio turnover .............................       39.41%        46.23%        42.98%        19.35%        17.80%

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND
Ticker Symbol: SMCIX
--------------------------------------------------------------------------------

GOAL

Replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index.

The S&P SmallCap Index Fund is a diversified mutual fund that seeks to provide investment results that correspond to the total return of publicly traded common stocks of small-sized companies, as represented by the S&P SmallCap 600 Index.

STRATEGY

The S&P SmallCap 600 Index includes common stocks of 600 small U.S. companies from a broad range of industries. Standard & Poor's, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value.

In order to meet the investment goal, the Fund is passively managed. It invests primarily in the stocks that make up the S&P SmallCap 600 Index so that the weighting of each stock in the portfolio approximates the index. The Manager's goal is to maintain a return correlation of at least .95 to the S&P SmallCap 600 Index (a return correlation of 1.0 is perfect). Under normal circumstances, it is the Fund's policy to invest at least 80% of its total assets in the underlying stocks. As a rule of thumb, the percentage is generally higher.

Like many index funds, the Fund may invest in futures contracts and lend securities to minimize the performance variation between the Fund and the index. This performance gap occurs because, unlike the index, the Fund must pay operating expenses and contend with the flow of cash in

--------------------------------------------------------------------------------
         SECTOR BREAKDOWNS
      as of November 30, 2001

INDUSTRY                    % OF FUND

Capital good                   7.6%
Consumer cyclical             11.8%
Consumer non-durable          23.7%
Banking & financial service   11.3%
Utility                        3.4%
Service                        3.2%
Transportation                 2.9%
Manufacturing                 14.6%
Technology                    16.7%
Energy                         4.7%

SMALLCAP STOCKS

The stocks that are represented in the S&P SmallCap 600 Index make up about 3% of the total market Index, as measured by the S&P 1500 Index. The individual stocks that make up the index have market values ranging in size from $54 million to $3.5 billion. The median market value is $516 million.

Over long periods of time, SmallCap stocks have generally outperformed other segments of the market. In doing so, they also have more volatility in share price. While many investors believe SmallCap stocks are the best choice for long-term holdings, there can be no assurance that this trend will continue.
--------------------------------------------------------------------------------
and out of the portfolio. While we expect the Fund's performance to closely represent the index, the Fund will generally underperform the index.

MAIN RISKS

The stock market goes up and down every day. As with any investment whose performance is linked to these markets, the value of the Fund will change. During a declining stock market, an investment in this Fund would lose money.

The Fund is primarily invested in the U.S. stock market and is designed to passively track the performance of the SmallCap sector. In an attempt to accurately track the performance of the S&P SmallCap 600 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that lasts for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

The Fund invests in small-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company's stock or a single economic sector. However, during periods where alternative investments such as LargeCap stocks, MidCap stocks, bonds and money market instruments outperform SmallCap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

The S&P SmallCap 600 Index is a capitalization weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest companies could result in negative performance of the index and the Fund.

Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

Some funds lend portfolio securities in order to offset expenses. The Fund has never engaged in this strategy, however, in the event that it did, there is a risk that the practice could negatively impact the share price of the Fund.

OTHER RISKS OF THE FUND

Under normal circumstances the Fund may follow a number of investment policies to achieve its objective. The Fund may invest in stock futures. Losses (or gains) involving futures can sometimes be substantial, in part because a relatively small price move-ment in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. In an effort to minimize this risk, the Fund usually will not use futures for speculative purposes or as leverage. It is the Fund's policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Fund acquires an interest will not exceed 20% of current total assets.

IS IT RIGHT FOR YOU?

If you are looking for a diversified stock fund, this Fund may be right for you. You should be comfortable with the volatility of the stock market and the risk that your investment could decline in value. Your investment time-frame should be long-term in nature. This Fund is designed as a passive investment, meaning that you should not try to use the Fund to time movements in the overall market. Since trading can increase the Fund's operating expenses, it is strongly discouraged.

PERFORMANCE

Below are a chart and a table showing the variability of the Fund's performance from year to year. The table compares the performance of the Fund with a benchmark index. These figures assume that all distributions are reinvested. It is important to remember that past performance does not accurately predict future performance.

[GRAPHIC OMITTED]

 1996    1997    1998    1999    2000
 3.73%  24.05%  -2.91%  13.44%  10.94%

Best Quarter:  17.68% (Q2, 1997)        Worst Quarter:  -20.77% (Q3, 1998)
Year to date performance as of 11/30/01:  -2.26%

                                                            Since
Average Annual Returns as of 12/31/00          1 year     Inception
                                               ------     ---------
CIT S&P SmallCap Index Fund                    10.94%       11.24%
S&P SmallCap 600 Index                         11.81%       12.28%
*Date of inception:  10/2/96

FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
    SHAREHOLDER FEES
       Sales and redemption charges                                        none
    ANNUAL OPERATING EXPENSES
        (expenses that are deducted from Fund assets)
       Management fees                                                     0.50%
       Distribution (12b-1) fees                                           none
       Other expenses                                                      0.42%
                                                                         ------
       Total annual operating expenses                                     0.92%
       Expense reimbursement*                                              0.27%
                                                                         ------
    NET ANNUAL FUND OPERATING EXPENSE                                      0.65%

* The Manager has limited the Fund's expenses at 0.65% since the Fund's inception. This limitation is guaranteed through 12/31/02.
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 year      3 years     5 years     10 years
                    $66         $267        $485        $1,119

"Standard & Poor's", "S&P", and "Standard and Poor's SmallCap 600 Index" are trade marks of Standard and Poor's Corporation and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait Weller & Baker, whose report, along with the Fund's financial statements are included in the Annual Report, which is available upon request.

                                                                          YEAR ENDED AUGUST 31,        October 2, 1996*
                                                    ==================================================  to August 31,
S&P SMALLCAP INDEX FUND                                 2001          2000         1999         1998          1997
====================================================================================================================
Net asset value, beginning of period ...........    $  14.09      $  11.46      $   9.46      $  12.25      $  10.00
                                                    ----------------------------------------------------------------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income .......................        0.11          0.12          0.08          0.13          0.23
   Net gain (loss) on securities (both
      realized and unrealized) .................       (0.55)         3.14          2.13         (2.39)         2.22
                                                    ----------------------------------------------------------------
        Total from investment operations .......       (0.44)         3.26          2.21         (2.26)         2.45
                                                    ----------------------------------------------------------------
   LESS DISTRIBUTIONS
    Dividends from net investment
      income ...................................       (0.12)        (0.10)        (0.08)        (0.14)        (0.20)
                                                    ----------------------------------------------------------------
   Distributions from capital gains ............       (0.64)        (0.53)        (0.13)        (0.39)           --
                                                    ----------------------------------------------------------------
     Total distributions .......................       (0.76)        (0.63)        (0.21)        (0.53)        (0.20)
Net asset value, end of period .................    $  12.89      $  14.09      $  11.46      $   9.46      $  12.25
                                                    ================================================================

Total Return ...................................       (2.59)%       29.63%        23.53%       (19.38)%       24.86%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ........    $ 14,226      $ 12,863      $ 10,881      $  7,916      $  5,933
   Ratio of expenses to average net
      assets:
          Before expense reimbursements ........        0.92%         1.00%         1.05%         1.10%         2.32%**
          After expense reimbursements .........        0.65%         0.65%         0.65%         0.65%         0.65%**
   Ratio of net investment income
      to average net assets:
          Before expense reimbursements ........        0.54%         0.58%         0.31%         0.57%         0.27%**
          After expense reimbursements .........        0.81%         0.93%         0.71%         1.02%         1.94%**
   Portfolio Turnover ..........................       41.91%        37.21%        25.40%        24.58%        19.99%

----------------------

*  Commencement of operations.
** Annualized.

--------------------------------------------------------------------------------
EQUITY INCOME FUND
Ticker Symbol: EQTIX
--------------------------------------------------------------------------------

GOAL

Achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities.

The Equity Income Fund is a diversified mutual fund that seeks a high level of current income by investing primarily in income producing equity securities. As a secondary objective, the Fund will also consider the potential for price appreciation when consistent with seeking current income.

STRATEGY

In order to meet the investment goal, the Fund invests primarily in securities which generate a relatively high level of dividend income and have potential for capital appreciation. These securities will generally be stocks of medium and large U.S. corporations. It is the Fund's policy that under normal circumstances it will invest at least 80% of its total assets (65% if total assets are less than $25 million) in stocks.

Although the Fund will attempt to invest as much of the assets as is practical in income-producing stocks, the Fund may maintain a reasonable position in high-quality, short-term debt securities and money market instruments to meet redemption requests and other liquidity needs.

The Fund will invest in futures contracts when the Manager wants to remain fully invested in the market. Utilizing futures allows the Manager to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

--------------------------------------------------------------------------------
         SECTOR BREAKDOWNS
      as of November 30, 2001

INDUSTRY                    % OF FUND

Capital good                   6.0%
Consumer cyclical             10.1%
Consumer non-durable          17.6%
Banking & financial service   29.9%
Utility                        9.1%
Service                        2.1%
Transportation                 2.7%
Manufacturing                  6.8%
Technology                     4.4%
Energy                        11.2%

VALUE STOCKS

The Fund invests primarily in value stocks. It attempts to manage the assets so that the average dividend yield of the stocks held will be about 50% greater than the yield of the S&P 500 Index. "Value stock" is a term used to describe a stock that pays a higher dividend. Over long periods of time, value stocks have demonstrated lower volatility as compared to the overall market.

The Fund is made up of stocks from many diverse industries. The table above gives you a general idea of the exposure to specific sectors.
--------------------------------------------------------------------------------

MAIN RISKS

The stock market goes up and down every day. As with any investment whose performance is linked to these markets, the value of the Fund will change. During a declining stock market, an investment in this Fund would lose money.

The Fund is primarily invested in U.S. value stocks and is designed to provide a dividend yield as well as potential for capital appreciation.

Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

The Fund invests in large and medium-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company's stock or a single economic sector. However, during periods where alternative investments such as growth stocks, SmallCap stocks, bonds and money market instruments outperform value stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

The Fund's primary risks are associated with changes in the stock market, however, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund's performance will be impacted.

Some mutual funds are able to lend portfolio securities in order to offset expenses. The Fund has never engaged in this strategy, however, in the event that it did, there is a risk that the practice could negatively impact the net assets value of the Fund.

OTHER RISKS OF THE FUND

Under normal circumstances the Fund may follow a number of investment policies to achieve its objective. The Fund may invest in stock futures. Losses (or gains) involving futures can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. In an effort to minimize this risk, the Fund usually will not use futures for speculative purposes or as leverage. It is the Fund's policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Fund acquires an interest will not exceed 20% (35% if under $25 million in total net assets) of current total assets.

IS IT RIGHT FOR YOU?

If you are looking for a conservative, value oriented stock fund, this Fund may be right for you. You should be comfortable with the changing values of the stock market and the risk that your investment could decline in value. Your investment time frame should be long-term in nature. This Fund is designed as a passive investment, meaning that you should not try to use the Fund to time movements in the overall market. Since trading can increase the Fund's operating expenses, it is strongly discouraged.

PERFORMANCE

Below are a chart and a table showing the variability of the Fund's performance from year to year. The table compares the performance of the Fund with a benchmark index. These figures assume that all distributions are reinvested. It is important to remember that past performance does not accurately predict future performance.

[GRAPHIC OMITTED]

 1996    1997    1998    1999    2000
10.97%  29.29%  13.15%   3.91%  -1.19%

Best Quarter:  17.08% (Q4, 1998)        Worst Quarter:  -14.56% (Q3, 1998)
Year to date performance as of 11/30/01:  -8.55%

                                                            Since
Average Annual Returns as of 12/31/00          1 year     Inception
                                               ------     ---------
CIT Equity Income Fund                         -1.19%       12.54%
S&P/BARRA Value Index                           6.07%       17.69%
*Date of inception:  9/4/96

FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
    SHAREHOLDER FEES
       Sales and redemption charges                                        none
    ANNUAL OPERATING EXPENSES
        (expenses that are deducted from Fund assets)
       Management fees                                                     0.50%
       Distribution (12b-1) fees                                           none
       Other expenses                                                      0.44%
                                                                         ------
       Total annual operating expenses                                     0.94%
    Expense reimbursement*                                                 0.14%
                                                                         ------
    NET ANNUAL FUND OPERATING EXPENSE                                      0.80%

* The manager has limited the fund's expenses at 0.80% since the Fund's inception. This limitation is guaranteed through 12/31/02.
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 year      3 years     5 years     10 years
                    $82         $286        $508        $1,148

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait Weller & Baker, whose report, along with the Fund's financial statements are included in the Annual Report, which is available upon request.

                                                                          YEAR ENDED AUGUST 31,       September 4 1996*
                                                    ==================================================  to August 31,
EQUITY INCOME FUND                                      2001          2000         1999         1998          1997
====================================================================================================================
Net asset value, beginning of period ...........    $  14.81      $  14.38      $  11.98      $  12.64      $  10.00
                                                    ----------------------------------------------------------------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income .......................        0.28          0.36          0.32          0.37          0.39
   Net gain (loss) on securities (both
      realized and unrealized) .................       (2.46)         0.76          2.41         (0.25)         2.84
                                                    ----------------------------------------------------------------
        Total from investment operations .......       (2.18)         1.12          2.73          0.12          3.23
                                                    ----------------------------------------------------------------
   LESS DISTRIBUTIONS
    Dividends from net investment
      income ...................................       (0.39)        (0.27)        (0.33)        (0.37)        (0.32)
   Distributions from capital gains ............       (0.03)        (0.42)           --         (0.41)        (0.27)
                                                    ----------------------------------------------------------------
     Total distributions .......................       (0.42)        (0.69)        (0.33)        (0.78)        (0.59)
                                                    ----------------------------------------------------------------
Net asset value, end of period .................    $  12.21      $  14.81      $  14.38      $  11.98      $  12.64
                                                    ================================================================

Total Return ...................................      (14.94)%        8.23%        22.89%         0.46%        33.28%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ........    $  8,794      $ 11,813      $ 13,716      $ 12,080      $  9,747
   Ratio of expenses to average net
      assets:
          Before expense reimbursements ........        0.94%         0.98%         0.86%         0.91%         1.55%**
          After expense reimbursements .........        0.80%         0.80%         0.80%         0.78%         0.76%**
   Ratio of net investment income
    to average net assets:
          Before expense reimbursements ........        1.96%         2.49%         2.09%         2.56%         2.48%**
          After expense reimbursements .........        2.10%         2.67%         2.15%         2.69%         3.27%**
   Portfolio Turnover ..........................       73.50%        38.34%        54.03%        41.23%         2.80%

----------------------

*  Commencement of operations.
** Annualized.

--------------------------------------------------------------------------------
THE NASDAQ-100 INDEX
Ticker symbol:  NASDX
--------------------------------------------------------------------------------

GOAL

The Fund attempts to replicate the performance of the largest non-financial companies as measured by The Nasdaq-100 Index(R).

STRATEGY

The Fund is managed passively, which means the Manager is trying to replicate the performance of The Nasdaq-100 Index(R). To do this, the Fund invests primarily in the stocks comprising the index. The Fund will attempt to buy stocks so that the holdings in the portfolio approximate those of The Nasdaq-100 Index(R). The Manager's goal is to maintain a return correlation of at least .95 to The Nasdaq-100 Index(R) (a return correlation of 1.0 is perfect). Under normal circumstances, it is the Fund's policy to invest at least 80% of its total assets in the stocks comprising the index.

The Fund may invest in securities issued by other investment companies if those companies invest in securities consistent with the Fund's investment objective and policies.

Like most index funds, the Fund will invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. The Manager will typically buy futures contracts so that the market value of the futures contracts is as close to the cash balance as possible. This helps minimize the tracking error of the Fund.

MAIN RISKS

The stock markets go up and down every day. As with any investment whose performance is linked to these markets, the value of your investment in the Fund will fluctuate. If the Fund's value drops during the period in which you hold the Fund, you could lose money. The Fund primarily invests in U.S. stocks and is designed to track the overall performance

--------------------------------------------------------------------------------
THE NASDAQ-100 INDEX(R)

The Nasdaq-100 Index(R) is made up of the 100 largest non-financial stocks traded on the Nasdaq Stock Market. The stocks that make up this index are currently heavily weighted in the technology sector. Because of the concentration in a specific sector, high volatility or poor performance of the sector will directly affect the Fund's performance.

The individual stocks that make up the index have total market values ranging in size from $213 million to $367 billion, with a median of $6.6 billion.
--------------------------------------------------------------------------------
of The Nasdaq-100 Index(R). In an attempt to accurately represent the Index, the Fund will typically not take steps to reduce its market exposure so that in a declining market, the Manager will not take steps to minimize the exposure of the Fund.

Many factors will affect the performance of the stock markets. Two major factors that may have both a positive and negative effect on the stock markets are economic and political events. These effects may be short-term by causing a change in the market that is corrected in a year or less; or they may have long-term impacts which may cause changes in the market that may last for many years. Some factors may affect changes in one sector of the economy or one stock, but don't have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

The Fund invests in the largest, non-financial companies that are traded on the Nasdaq Stock Market. They may comprise various sectors of the economy, but are currently concentrated in the technology sector. During periods in which The Nasdaq-100 Index underperforms alternative investments such as bond, money market and alternative stock sectors, the Manager expects the Fund to underperform other mutual funds that invest in these alternative categories.

The  Nasdaq-100  Index  is  subject  to  concentration  risk.  First,  it  is  a modified-capitalization weighted index, meaning that except for some modifications, companies are weighted based on their size. Thus, poor performance of the largest companies could result in negative performance of the index and the Fund. Additionally, the significant concentration of technology stocks makes the Fund's performance particularly sensitive to this specific sector. Negative performance in the technology sector will result in negative Fund performance.

OTHER RISKS OF THE FUND

The Fund's primary risks are associated with changes in the stock market, however, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If the futures contracts owned by the Fund do not track the index, the Fund's performance relative to the index will change.

Some mutual funds are able to lend portfolio securities in order to offset expenses. The Fund does not expect to engage in this strategy; however, in the event that it did, there is a slight risk that this practice could negatively impact the net assets value of the Fund.

IS THE FUND RIGHT FOR YOU?

If you are looking for an aggressive growth stock fund, this Fund may be right for you. You should be comfortable with the changing values of the stock market and the risk that your investment could decline in value. Your investment time frame should be long-term in nature. This Fund is designed as a passive investment, meaning that you should not try to time movements in the market by trading in and out of the Fund. Short-term trading of the Fund's shares is strongly discouraged. Recently, the index has shown more volatility in comparison to other broader benchmarks such as the S&P 500 Index.

PERFORMANCE

Performance results have not been provided because the Fund was not in existence for a full calendar year.

Best Quarter:  16.43% (Q2, 2001)        Worst Quarter:  -36.55% (Q3, 2001)
Year to date performance as of 11/30/01:  -32.52%

FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
    SHAREHOLDER FEES
       Sales and redemption charges                                        none
    ANNUAL OPERATING EXPENSES
        (expenses that are deducted from Fund assets)
       Management fees                                                     0.50%
       Distribution (12b-1) fees                                           none
       Other expenses                                                      0.40%
                                                                         ------
       Total annual operating expenses                                     0.90%
       Expense reimbursement*                                              0.25%
                                                                         ------
    NET ANNUAL FUND OPERATING EXPENSE                                      0.65%

* The Manager has limited the Fund's expenses at 0.65% since the Fund's inception. This limitation is guaranteed through 12/31/02.
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 year      3 years     5 years     10 years
                    $66         $263        $476        $1,096

Nasdaq(R), Nasdaq-100(R) and Nasdaq-100 Index(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are referred to as the "Corporations") and are licensed for use by the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND DISCLAIM ALL WARRANTIES INCLUDING ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE FUND/INDEX (MEANING THE INDEX, THE FUND, THEIR USE, THE RESULTS TO BE OBTAINED FROM THEIR USE, OR ANY DATA INCLUDED THEREIN). THE CORPORATIONS SHALL HAVE NO LIABILITY FOR ANY DAMAGES, CLAIMS, LOSSES, OR EXPENSES WITH RESPECT TO THE FUND/INDEX. THE CORPORATIONS SHALL HAVE NO LIABILITY FOR ANY LOST PROFITS OR SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait Weller & Baker, whose report, along with the Fund's financial statements are included in the Annual Report, which is available upon request.

                                                     Year Ended          January 18, 2000*
NASDAQ-100 INDEX FUND                                   2001             to August 31, 2000
-------------------------------------------------------------------------------------------
Net asset value, beginning of period .............    $  10.67                $  10.00
                                                      -------------------------------------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income .........................        0.05                    0.03
   Net gain on securities (both
      realized and unrealized) ...................       (6.84)                   0.67
                                                      -------------------------------------
         Total from investment operations ........       (6.79)                   0.70
                                                      -------------------------------------
   LESS DISTRIBUTIONS
    Dividends from net investment income .........       (0.08)                  (0.03)
    Distributions from capital gains .............       (0.05)                     --
                                                      -------------------------------------
          Total distributions ....................       (0.13)                  (0.03)
                                                      -------------------------------------
Net asset value, end of period ...................    $   3.75                $  10.67
                                                      =====================================

Total Return .....................................      (64.26)%                  7.02%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ..........    $ 11,390                $ 14,498
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ..........        0.90%                   0.99%**
          After expense reimbursements ...........        0.65%                   0.65%**
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements ..........        0.14%                   0.54%**
          After expense reimbursements ...........        0.39%                   0.88%**
   Portfolio Turnover ............................       13.82%                   0.62%

----------------------

*  Commencement of operations.
** Annualized.

--------------------------------------------------------------------------------
EUROPEAN GROWTH & INCOME FUND
Ticker Symbol:  EUGIX
--------------------------------------------------------------------------------

GOAL

The Fund's goal is to provide long-term capital appreciation and income by investing in large-sized European companies.

STRATEGY

The Fund  seeks to  invest  primarily  in the  stocks of  large-sized  companies located in Europe. In selecting securities, the Fund attempts to use the Dow Jones European Stoxx 50 Index as a target portfolio and a basis for selecting investments. Most companies considered for the Fund will have market capitalizations of at least $10 billion (U.S. dollars).

The Fund intends to invest using American Depository Receipts, commonly referred to as ADRs. ADRs are traded on U.S. stock exchanges and are available for some, but not all securities that make up the target portfolio. If a company that is in the target portfolio does not have an ADR available on a U.S. exchange or if, in the Manager's opinion, the Fund is better served, the Manager will invest in ADRs of other companies that the Manager believes best serve the Fund and its investors.

The Fund is not considered an index fund because it will not attempt to precisely track the performance or invest in securities that make up the Dow Jones European Stoxx 50 Index. However, similar to index funds, the Fund will generally remain fully invested and its performance will track the Dow Jones European Stoxx 50 Index to the extent that the Fund is successful in investing in the companies that make up the index. Additionally, the Manager will attempt to minimize portfolio turnover.

Under normal circumstances, it is the Fund's policy to invest 80% of its total assets in ADRs of companies located in Europe. At the Manager's option, the Manager may elect to purchase futures contracts and/or options to attempt to remain fully invested in the markets. This percentage of futures and/or options held in the portfolio will typically not exceed the cash (or cash equivalents) balance of the Fund.

MAIN RISKS

The stock markets go up and down every day. As with any investment whose performance is linked to these markets, the value of your investment in the Fund will fluctuate. If the Fund's value drops during the period in which you hold the Fund, you could lose money.

Because foreign stock markets operate differently than the U.S. markets, the Fund may encounter risks not typically associated with those of U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and procedures as required from U.S. companies; and their stocks may not be as liquid as the stocks of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns of the Fund.

When investing in an international fund such as this Fund, there is always country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.

There is also currency risk which is the chance that returns will be hurt by a rise in the value of one currency against the value of another. Non-U.S.
dollar-denominated securities may experience adverse foreign currency fluctuation which could also lower the value of the Fund's share price.

There is liquidity risk in that the Fund buys ADRs, some of which may have low daily trading volume. In the event the Fund was forced to liquidate its holdings of a security with limited trading volume, it is likely that the Fund would be forced to sell the security at a price lower than what it might otherwise receive.

OTHER RISKS OF THE FUND

Under normal circumstances the Fund may follow a number of investment policies to achieve its objective. The Fund may invest in futures contracts and options. Losses (or gains) involving futures and options can sometimes be substantial, in part because a relatively small price movement in a futures contract or an option may result in an immediate and substantial loss (or gain) for the Fund. In an effort to minimize this risk, the Fund usually will not use futures or options for speculative purposes or as leverage. It is the Fund's policy to hold cash deposits equal to or greater than the total market value of any futures and/or options position. The value of all futures contracts and/or options in which the Fund acquires an interest will not exceed 20% of current total assets.

IS THE FUND RIGHT FOR YOU?

The Fund may be a suitable investment for you if you wish to add an international stock fund to your existing holdings, which could include other stock, bond and money market investments. You should be willing to accept the additional risks associated with international investments. If you are seeking growth of capital and income over the long-term (at least five years) this Fund may be an attractive investment for you.

PERFORMANCE

Performance results have not been provided because the Fund was not in existence for a full calendar year.

Best Quarter:  0.56% (Q4, 2000)         Worst Quarter:  -15.28% (Q1, 2001)
Year to date performance as of 11/30/01:  -21.42%

FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
    SHAREHOLDER FEES
         Sales and redemption charges                                     none
    ANNUAL OPERATING EXPENSES
          (Expenses that are deducted from Fund Assets)
         Management fees                                                  0.85%
         Distribution (12b-1) fees                                        none
         Other expenses                                                   1.32%
                                                                        ------
         Total annual operating expense                                   2.17%
         Expense reimbursement                                            1.22%
                                                                        ------
    NET ANNUAL FUND OPERATING EXPENSE                                     0.95%*

* The Manager has limited the Fund's expenses at 0.95% since the Fund's inception. This limitation is guaranteed through 12/31/02.
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 year      3 years     5 years     10 years
                    $97         $567       $1,076       $2,532

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait Weller & Baker, whose report, along with the Fund's financial statements are included in the Annual Report, which is available upon request.

                                                     Year Ended          January 18, 2000*
EUROPEAN GROWTH & INCOME FUND                           2001             to August 31, 2000
-------------------------------------------------------------------------------------------
Net asset value, beginning of period .............    $   9.59                $  10.00
                                                      -------------------------------------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income .........................        0.08                    0.09
   Net loss on securities (both
      realized and unrealized) ...................       (2.46)                  (0.45)
                                                      -------------------------------------
         Total from investment operations ........       (2.38)                  (0.36)
                                                      -------------------------------------
   LESS DISTRIBUTIONS
    Dividends from net investment income .........       (0.08)                  (0.05)
    Distributions from capital gains .............          --                      --
                                                      -------------------------------------
          Total distributions ....................       (0.08)                  (0.05)
                                                      -------------------------------------
Net asset value, end of period ...................    $   7.13                $   9.59
                                                      =====================================

Total Return .....................................      (24.87)%                 (3.59)%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ..........    $  2,106                $  1,505
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ..........        2.17%                   3.99%**
          After expense reimbursements ...........        0.95%                   0.95%**
   Ratio of net investment loss
    to average net assets:
          Before expense reimbursements ..........       (0.18)%                 (1.53)%**
          After expense reimbursements ...........        1.04%                   1.51%**
   Portfolio Turnover ............................       19.75%                 114.30%

----------------------

*  Commencement of operations.
** Annualized.

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND
Ticker Symbol: CAUSX
--------------------------------------------------------------------------------

GOAL

Maximize current income for investors.

The U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. government and its agencies or instrumentalities, primarily Government National Mortgage Association Certificates ("GNMA").

STRATEGY

The Fund invests primarily in high-quality bonds whose interest is guaranteed by the full faith and credit of the United States government and its agencies or instrumentalities.

WHAT IS THE MANAGER'S APPROACH?

The Manager will select securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments. Generally, the Manager will select a balance between treasury bonds and GNMA securities in an attempt to maximize the overall performance of the Fund. The Fund is actively managed for total return. In managing the portfolio, a number of factors are considered including general market and economic conditions and their likely effects on the level and term-structure of interest rates, yield spreads, and mortgage prepayment rates on GNMA pass-through securities. While income is the most important past of return over time, the total return for a bond fund includes both income and price losses and gains. Under normal circumstances, it is the Fund's policy to invest at least 65% of its total assets in securities issued by the U.S. government and its agencies or instrumentalities, but as a general rule the percentage is much higher.

MAIN RISKS

The Fund is subject to several risks, any of which could cause the fund to lose money. These include:

Interest rate risk, which is the chance that bond prices overall will decline over short and long-term periods due to rising interest rates. This is the primary risk of this Fund.

Income risk, which is the chance that declining interest rates will reduce the amount of income paid by the Fund over long periods of time.

Prepayment risk is similar to call risk. In the case of GNMA securities, payments to the Fund are based on payments from the underlying mortgages. During periods where homeowners refinance their mortgages, these securities are paid off and the Fund may have to reinvest the principal in lower yielding securities. This would reduce the income generated from the portfolio.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

The Fund invests in intermediate and long-term fixed income securities. During periods where alternative investments such as stocks and money market instruments out perform bonds, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

IS IT RIGHT FOR YOU?

If you are looking for a conservative income fund, this Fund may be right for you. You should be comfortable with the changing values of the bond market and the risk that your investment could decline in value. Your investment time frame should be long-term in nature. This Fund is better used as a passive investment, meaning that you should not try to use the Fund to time movements in the overall market.

PERFORMANCE

Below are a chart and a table showing the variability of the Fund's performance from year to year. The table compares the performance of the Fund with a benchmark indices. These figures assume that all distributions are reinvested. It is important to remember that past performance does not accurately predict future performance.

[GRAPHIC OMITTED]

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
17.49%   8.36%  15.79%  -6.99%  23.35%  -0.48%   9.33%  12.08%  -4.94%  12.96%

Best Quarter:  7.33% (Q2, 1989)         Worst Quarter:  -5.89% (Q1, 1996)
Year to date performance as of 11/30/01:  5.89%

Average Annual Returns as of 12/31/00          1 year     5 years    10 years
                                               ------     -------    --------
US Government Securities Fund                  12.96%      5.54%       8.28%
Lehman Brothers Treasury Index                 13.80%      6.50%       7.81%
Lehman Brothers GNMA Treasury Index            11.10%      7.37%       7.63%
Date of inception:  12/5/85

FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
    SHAREHOLDER FEES
       Sales and redemption charges                                        none
    ANNUAL OPERATING EXPENSES
        (expenses that are deducted from Fund assets)
       Management fees                                                     0.50%
       Distribution (12b-1) fees                                           none
       Other expenses                                                      0.21%
                                                                         ------
       Total annual operating expenses                                     0.71%
       Expense reimbursement*                                              0.06%
                                                                         ------
    NET ANNUAL FUND OPERATING EXPENSE                                      0.65%

* The Manager has limited the Fund's expenses at 0.65% since the Fund's inception. This limitation is guaranteed through 12/31/02.
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 year      3 years     5 years     10 years
                    $66         $221        $390         $879

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait Weller & Baker, whose report, along with the Fund's financial statements are included in the Annual Report, which is available upon request.

                                                                          YEAR ENDED AUGUST 31,
                                                    ================================================================
U.S. GOVERNMENT SECURITIES FUND                         2001          2000         1999         1998          1997
====================================================================================================================
Net asset value, beginning of year .............    $  10.33      $  10.24      $  11.30      $  10.38      $  10.15
                                                    ----------------------------------------------------------------
     INCOME FROM INVESTMENT
      OPERATIONS
     Net investment income .....................        0.58          0.58          0.56          0.59          0.64
     Net gain (loss) on securities
      (both realized and unrealized) ...........        0.42          0.14         (0.80)         1.01          0.36
                                                    ----------------------------------------------------------------
       Total from investment operations ........        1.00          0.72         (0.24)         1.60          1.00
                                                    ----------------------------------------------------------------
     LESS DISTRIBUTIONS
     Dividends from net investment income ......       (0.56)        (0.58)        (0.56)        (0.61)        (0.63)
     Distribution from capital gains ...........          --         (0.05)        (0.26)        (0.07)        (0.14)
                                                    ----------------------------------------------------------------
       Total distributions .....................       (0.56)        (0.63)        (0.82)        (0.68)        (0.77)
                                                    ----------------------------------------------------------------
Net asset value, end of year ...................    $  10.77      $  10.33      $  10.24      $  11.30      $  10.38
                                                    ================================================================

Total return ...................................        9.94%         7.35%        (2.42)%       15.88%        10.00%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (in 000's) ........    $ 27,265      $ 24,476      $ 30,950      $ 36,063      $ 31,277
     Ratio of expenses to average net assets:
       Before expense reimbursements ...........        0.71%         0.72%         0.66%         0.68%         0.69%
       After expense reimbursements ............        0.65%         0.65%         0.65%         0.65%         0.65%
     Ratio of net investment income
      to average net assets:
       Before expense reimbursements ...........        5.32%         5.82%         5.11%         5.46%         6.00%
       After expense reimbursements ............        5.38%         5.89%         5.12%         5.49%         6.04%
     Portfolio Turnover ........................      209.58%       184.60%       139.00%        65.27%       170.76%

----------------------

--------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT BOND FUND
Ticker symbol:  STUSX
--------------------------------------------------------------------------------

GOAL

The Fund will attempt to maximize current income and preserve investor's principal.

STRATEGY

The Fund typically invests in short and intermediate-term fixed income securities whose principal and interest are backed by the full faith and credit of the U.S. Federal Government. In addition, the Manager may invest in higher yielding securities which are not backed by the full faith and credit of the U.S. Federal Government. The Fund intends to maintain an average maturity between 0 and 3 years in an effort to reduce share price volatility.

The Fund's Manager intends to select securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments. The Manager's investments will typically consist of full faith and credit obligations of the U.S. Federal Government and its agencies or instrumentalities, as well as other securities which the Manager believes will enhance the Fund's total return. The Manager will invest at least 80% of the Fund's assets in U.S. government notes and bonds. The Manager considers a number of factors, including general market and economic conditions, to balance the portfolio. While income is the most important part of return over time, the total return from a bond or note includes both income and price gains or losses. The Fund's focus on income does not mean it invests only in the highest-yielding securities available, or that it can avoid losses of principal.

MAIN RISKS

This Fund tends to be very conservative in nature. However, it is subject to several risks, any of which could cause the Fund to lose money. These include:

Interest rate risk, which is the chance that bond prices overall will decline over short and long-term periods due to rising interest rates.

Income risk, which is the chance that declining interest rates will reduce the amount of income paid by the Fund. Income risk is generally moderate for short and intermediate-term bonds.

Call risk, which is the chance that during declining interest rates, the bond issuer will call or prepay a high-yielding bond before the bond's maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Manager risk, which is the chance that the Manager's security selection strategy may cause the Fund to underperform other mutual funds with similar investment objectives.

IS THE FUND RIGHT FOR YOU?

The Fund may be suitable for you if you have a short to intermediate-term investment horizon and want to earn dividend income from your investment. The Fund may be appropriate for investors in regular accounts and retirement accounts who want to avoid credit risk but are comfortable with some volatility of the Fund's share price.

PERFORMANCE

Performance results have not been provided because the Fund was not in existence for a full calendar year.

Best Quarter:  2.79% (Q3, 2001)         Worst Quarter:  1.12% (Q2, 2001)
Year to date performance as of 11/30/01:  6.50%

FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
    SHAREHOLDER FEES
       Sales and redemption charges                                       none
    ANNUAL OPERATING EXPENSES
          (expenses that are deducted from Fund assets)
       Management fees                                                    0.50%
       Distribution (12b-1) fees                                          none
       Other expenses                                                     0.36%
                                                                        ------
       Total annual operating expense                                     0.86%
       Expense reimbursement*                                             0.41%
                                                                        ------
    NET ANNUAL FUND OPERATING EXPENSE                                     0.45%*

* The Manager has limited the Fund's expenses at 0.45%. This limitation is guaranteed through 12/31/02.
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 year      3 years     5 years     10 years
                    $46         $236        $444        $1,052

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait Weller & Baker, whose report, along with the Fund's financial statements are included in the Annual Report, which is available upon request.

                                                     Year Ended          January 18, 2000*
SHORT-TERM U.S. GOVT. BOND FUND                         2001             to August 31, 2000
-------------------------------------------------------------------------------------------
Net asset value, beginning of period .............    $  10.05                $  10.00
                                                      -------------------------------------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income .........................        0.53                    0.36
   Net gain on securities (both
      realized and unrealized) ...................        0.21                    0.05
                                                      -------------------------------------
         Total from investment operations ........        0.74                    0.41
                                                      -------------------------------------
   LESS DISTRIBUTIONS
    Dividends from net investment income .........       (0.55)                  (0.36)
    Distributions from capital gains .............          --                      --
                                                      -------------------------------------
          Total distributions ....................       (0.55)                  (0.36)
                                                      -------------------------------------
Net asset value, end of period ...................    $  10.24                $  10.05
                                                      =====================================

Total Return .....................................        7.58%                   4.15%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ..........    $ 11,623                $  5,432
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ..........        0.86%                   1.26%**
          After expense reimbursements ...........        0.30%                   0.09%**
   Ratio of net investment income
     to average net assets:
          Before expense reimbursements ..........        4.63%                   5.02%**
          After expense reimbursements ...........        5.19%                   6.19%**
   Portfolio Turnover ............................       64.56%                     --

----------------------

*  Commencement of operations.
** Annualized.

--------------------------------------------------------------------------------
THE UNITED STATES TREASURY TRUST
Ticker Symbol: UTSXX
--------------------------------------------------------------------------------

GOAL

Maximize current income for investors and maintain a stable $1.00 share price.

The United States Treasury Trust seeks capital preservation, safety, liquidity, and, consistent with these objectives, the highest attainable current income exempt from state income taxes. This Fund will invest its assets only in short-term U.S. Treasury securities and its income will be exempt from California (and most other states') personal income taxes.

STRATEGY

The Fund primarily invests its assets in high-quality, short-term Treasury bills whose interest is guaranteed by the full faith and credit of the United States government. The Fund generally buys only securities that mature in 13 months or less. The Fund's weighted average maturity will generally be less than 90 days.

WHAT IS THE MANAGER'S APPROACH?

The Manager selects securities that it believes will attain the highest possible yield and maintain the $1.00 share price. The Manager generally purchases only U.S Treasury bills, notes and bonds, but may invest in other securities from time to time.

MAIN RISKS

The Fund is subject to some risks which could cause the Fund to lose money. It is important to remember that this Fund is not a FDIC-insured money market account. The risks include:

Interest rate risk, which is the chance that short-term security prices overall will decline due to rising interest rates. In an extreme case, a short-term movement could potentially change the Fund's share price to something other than the $1.00 target.

Income risk, which is the chance that declining interest rates will reduce the amount of income paid by the Fund.

Manager risk, which is the chance that poor security selection will cause the Fund to under perform other mutual funds with similar investment objectives.

The securities that the Fund holds are backed by the full faith and credit of the United States federal government and are those that the Manager believes do not represent credit risk to the Fund. It is important to note that the U.S. government backs the securities held by the Fund, but not the Fund itself.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the $1.00 share price, it is possible to lose money by investing in the Fund.

IS IT RIGHT FOR YOU?

The Fund may be appropriate for those seeking a cash management account and investors who wish to protect their investment from volatile markets. It may be used in retirement accounts such as 401ks and IRAs. Lastly, the Fund's dividends are generally not subject to state personal income taxes. Thus, investors who pay a high rate of state income taxes may benefit from this feature.

PERFORMANCE

Below are a chart and a table showing the variability of the Fund's performance from year to year. These figures assume that all distributions are reinvested. It is important to remember that past performance does not accurately predict future performance.

[GRAPHIC OMITTED]

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 5.82%   3.48%   2.81%   3.70%   5.32%   4.91%   4.90%   4.74%   4.29%   5.55%

Best Quarter:  2.07% (Q3, 1989)         Worst Quarter:  0.68% (Q2, 1993)
Year to date performance as of 11/30/01:  3.51%

Average Annual Returns as of 12/31/00          1 year     5 years    10 years
                                               ------     -------    --------
The United States Treasury Trust               5.55%       4.88%       4.55%
Date of inception:  4/26/89

Seven day yield as of 11/30/01:  1.96%

FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
    SHAREHOLDER FEES
       Sales and redemption charges                                        none
    ANNUAL OPERATING EXPENSES
        (expenses that are deducted from Fund assets)
       Management fees                                                     0.50%
       Distribution (12b-1) fees                                           none
       Other expenses                                                      0.15%
                                                                        ------
       Total annual operating expenses                                     0.65%
       Expense reimbursement*                                              0.25%
                                                                        ------
    NET ANNUAL FUND OPERATING EXPENSE                                      0.40%

* The Manager has agreed to limit the Fund's expenses at 0.40% . This limitation is guaranteed through 12/31/02.
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 year      3 years     5 years     10 years
                    $41         $183        $339         $795

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait Weller & Baker, whose report, along with the Fund's financial statements are included in the Annual Report, which is available upon request.

                                                                          YEAR ENDED AUGUST 31,
                                                    ================================================================
THE UNITED STATES TREASURY TRUST                        2001          2000         1999         1998          1997
====================================================================================================================
Net asset value, beginning of year .............    $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
                                                    ----------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
     Net investment income .....................       0.047         0.050         0.042         0.051         0.048
     LESS DISTRIBUTIONS
     Dividends from net investment
      income ...................................      (0.047)       (0.050)       (0.042)       (0.051)       (0.048)
                                                    ----------------------------------------------------------------
Net asset value, end of year ...................    $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
                                                    ================================================================

Total return ...................................        4.87%         5.12%         4.22%         5.21%         4.92%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (in 000's) ........    $ 59,760      $ 56,464      $ 50,517      $ 44,341      $104,509
     Ratio of expenses to average net assets:
       Before expense reimbursements ...........        0.65%         0.66%         0.63%         0.64%         0.64%
       After expense reimbursements ............        0.40%         0.40%         0.41%         0.40%         0.40%
     Ratio of net investment income
      to average net assets:
       Before expense reimbursements ...........        4.48%         4.76%         3.92%         4.54%         4.58%
       After expense reimbursements ............        4.73%         5.02%         4.14%         4.78%         4.82%

----------------------

FUND MANAGEMENT

The portfolio manager for the Funds is CCM Partners, 44 Montgomery Street, Suite 2100, San Francisco, CA 94104. CCM Partners manages $650 million in mutual fund assets and has been managing mutual funds since 1985. CCM Partners is responsible for managing the portfolios and handling the administrative duties of the Funds. As compensation for these services, CCM Partners receives a management fee from each Fund. For the year ended 8/31/01 the fees were 0.48% for the California Tax-Free Income Fund; 0.34% for the California Insured Intermediate Fund;0.26% for the California Tax-Free Money Market Fund; 0.06% for the S&P 500 Index Fund; 0.24% for the S&P MidCap Index Fund; 0.23% for the S&P SmallCap Index Fund; 0.36% for the Equity Income Fund; 0.44% for the U.S. Government Securities Fund; 0.25% for The United States Treasury Trust; and 0.25% for the Nasdaq-100 Index Fund. For the year ended 8/31/01, CCM Partners reimbursed two Funds in excess of management fees to limit operating expenses of those Funds. The amounts were 0.37% for the European Growth & Income Fund and 0.06% for the Short-Term U.S. Government Bond Fund.

Phillip W. McClanahan is the co-portfolio manager for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund and The United States Treasury Trust. He joined the firm in 1985 and has over 36 years of investment experience. Mr. McClanahan graduated from the University of Kansas in 1958 and earned his MBA from the University of Pennsylvania, Wharton School in 1966.

Roderick G. Baldwin is the portfolio manager for the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and the Equity Income Fund. He joined CCM Partners in 1999. Prior to his employment with CCM Partners, he was Vice President of Index Investing at Bank of America Capital Management. Mr. Baldwin graduated from Hamilton College in 1968 and earned his MBA from the University of Pennsylvania, Wharton School in 1970. He has approximately 31 years of experience with equity fund management.

William Mock is the portfolio manager for the California Tax-Free Money Market Fund and the Short-Term U.S. Government Bond Fund. Additionally, he is the co-portfolio manager of the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund and The United States Treasury Trust. Mr. Mock joined the firm in May 2001. Prior to joining the firm, he gained investment and trading experience at Societe Generale and Citibank, N.A. He holds an engineering degree from Kansas State University and is an honors graduate of the University of Chicago Graduate School of Business MBA Program, with an emphasis in finance.

When referring to Bond Funds, we are discussing the California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund. The Money Market Funds include our California Tax-Free Money Market Fund and The United States Treasury Trust. Our Stock Funds include the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and the Equity Income Fund.

ADDITIONAL INVESTMENT RELATED RISKS

PORTFOLIO TURNOVER

Except for the Money Market Funds, the Funds generally intend to purchase securities for long-term investments rather than short-term gains. However, a security may be held for a shorter than expected period of time if, among other things, the Manager needs to raise cash or feels that it is appropriate to do so. Portfolio holdings may also be sold sooner than anticipated due to unexpected changes in the markets. Buying and selling securities may involve incurring some expense to a Fund, such as commissions paid to brokers and other transaction costs. By selling a security, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher a Fund's annual portfolio turnover, the greater its brokerage costs and the greater likelihood that it will realize taxable capital gains. Increased brokerage costs may affect a Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distributions of capital gains may affect your after-tax return. For some Funds, annual portfolio turnover of 100% or more is considered high. The U.S. Government Securities Fund had turnover in excess of 100% during their last fiscal year.

OPENING AN ACCOUNT

Shares of the Funds may be purchased through the Funds' distributor or through other third party distributors, brokerage firms and retirement plans. The following information is specific to buying directly from the Funds'
distributor. If you invest through a third party distributor, many of the policies, options and fees charged for the transaction may be different. You should contact them directly for information regarding how to invest or redeem through them.

You'll find all the necessary application materials included in the packet accompanying this Prospectus or you may download an investment kit by accessing our Web site at www.caltrust.com. Additional paperwork may be required for corporations, associations, and certain other fiduciaries. The minimum initial investments and subsequent investments for each Fund are listed below.

                                         Minimum         Minimum
                                         initial        subsequent         IRA
                                        investment      investment       minimum
                                        ----------------------------------------
    Bond Funds                           $10,000         $   250         $   500
    Money Market Funds                   $10,000         $   250         $   500
    Stock Funds                          $ 5,000         $   250         $   500

The Fund's distributor may change the minimum investment amounts at any time or waive them at its discretion. To protect against fraud, it is the policy of the Funds not to accept third party checks for the purposes of opening new accounts or purchasing additional shares. If you have any questions concerning the application materials, wire transfers, or our yields and net asset values, please call us, toll-free at (800) 225-8778. If you have any questions about our investment policies and objectives, please call us at (415) 398-2727 or (800) 225-8778.

BUYING AND SELLING SHARES

If you need an account application call us at (800) 225-8778 or down load an investment kit from our web site at www.caltrust.com. Keep in mind the following important policies:

o    A Fund may take up to 7 days to pay redemption proceeds.

o If your shares were recently purchased by check, the Fund will not release your redemption proceeds until payment of the check can be verified which may take up to 15 days.

o Exchange purchases must meet the minimum investment amounts of the Fund you are purchasing.

o You must obtain and read the prospectus for the Fund you are buying prior to making the exchange.

o If you have not selected the convenient exchange privileges on your original account application, you must provide a signature guarantee letter of instruction to the Fund, directing any changes in your account.

o The Manager may refuse any purchase or exchange purchase transaction for any reason.

HOW TO BUY SHARES

INITIAL PURCHASE

Make your check payable to the name of Fund in which you are investing and mail it with the application to the agent of the Funds, U.S. bancorp Fund Services, LLC, at the address indicated below. Please note the minimum initial investments previously listed.

     U.S. Bancorp Fund Services, LLC
     PO Box 701
     Milwaukee, WI 53201-0701

You many also forward the account application to the Funds' offices, which will in turn forward the check on your behalf to the Funds' agent. Please note that the shares will be purchased at the next calculated price after receipt by the agent, which is typically the next business day following receipt at the Funds' offices. The Funds' offices are located at the following address:

     California Investment Trust Fund Group
     44 Montgomery Street, Suite 2100
     San Francisco, CA 94104

PURCHASING BY EXCHANGE

You may purchase shares in a Fund by exchanging shares from an account in one of our other Funds. Such exchanges must meet the minimum amounts required for initial or subsequent investments described on page 52. When opening an account by exchanging shares, your new account must be established with the same registration as your other California Investment Trust Fund Group account and an exchange authorization must be in effect. If you have an existing account with us, call (800) 225-8778 during normal business hours (8 AM to 5 PM, Pacific time) to exchange shares.

You may also exchange shares by accessing our Web site at www.caltrust.com. You must complete the on-line access agreement in order to access your account on-line.

Each exchange actually represents the sale of shares of one Fund and the purchase of shares in another, which may produce a gain or loss for tax purposes. We will confirm each exchange transaction with you by mail.

All transactions are processed at the share price next calculated after receiving the instructions in good form, normally at 4:00 p.m., Eastern time.

                              -------------------------------------------
Wire Instructions:            U.S. Bank, NA
  Provide your bank or        ABA # 042000013
  broker with these           For: U.S. Bancorp Fund Services, LLC
  instructions                Account # 112-952-137

                              For further credit to:
                              Name of fund:         (name of fund here)
                              Account registration: (name on account here)
                              Account number:       (account number here)
                              -------------------------------------------

If you are opening a new account by wire, you must first call California Investment Trust Fund Group at (800) 225-8778 to obtain an account number.

In order to make your order effective, we must have your order in good form. Accordingly, your purchase will be processed at the net asset value next calculated after your order has been received by the Funds' agent. You will begin to earn dividends as of the first business day following the day of your purchase.

All your purchases must be made in U.S. dollars and checks must be drawn on banks located in the U.S. We reserve the right to limit the number of investment checks processed at one time. If the check does not clear, we will cancel your purchase, and you will be liable for any losses and fees incurred.

When you purchase by check, redemption proceeds will not be sent until we are satisfied that the investment has been collected (confirmation of clearance may take up to 15 days). Payments by check or other negotiable bank deposit will normally be effective within two business days for checks drawn on a member of the Federal Reserve System and longer for most other checks. Wiring your money to us will generally reduce the time you must wait before redeeming or exchanging shares. You can wire federal funds from your bank or broker, which may charge you a fee.

You may buy shares of a Fund through selected securities brokers. Your broker is responsible for the transmission of your order to Firstar, the Funds' agent, and may charge you a fee. You will generally receive the share price next determined after your order is placed with your broker, in accordance with your broker's agreed upon procedures with the Funds. Your broker can advise you of specific details.

If you wish, you may also deliver your investment checks (and application, for new accounts) to the Funds' office. Your order will be forwarded promptly to the Funds' agent for processing. You will receive the share price next determined after your check has been received by U.S. Bancorp Fund Services, LLC. Checks delivered to the Funds' office will be over-nighted to the Funds' agent, so in most cases, the shares will be purchased on the following business day.

The Funds do not consider the U.S. Postal Service or other independent delivery service to be their agents. Therefore, deposit in the mail or with such delivery services does not constitute receipt by U.S. Bancorp Fund Services, LLC or the Funds.

PURCHASING ADDITIONAL SHARES

Make your check payable to the name of the Fund in which you are investing, write your account number on the check, and mail your check with your confirmation stub to the address printed on your account statement. There is a $250 minimum for subsequent investments.

After setting up your on-line account, you may obtain a history of transactions for your account(s) by accessing our Web site at www.caltrust.com.

AUTOMATIC SHARE ACCUMULATION PLAN

Using the Funds' Automatic Share Accumulation Plan (ASAP), you may arrange to make additional purchases (minimum $250) automatically by electronic funds transfer (EFT) from your checking or savings account. Your bank must be a member of the Automated Clearing House. You can terminate the program with ten-day's written notice. There is no fee to participate in this program, however, a service fee of $25.00 will be deducted from your account for any ASAP purchase that does not clear due to insufficient funds, or if prior to notifying the Funds in writing or by telephone to terminate the plan, you close your bank account or in any manner that prevents withdrawal of the funds from the designated checking or savings account. Investors may obtain more information concerning this program, including the application form, from the Funds.

The share prices of the Funds are subject to fluctuations. Before undertaking any plan for systematic investment, you should keep in mind that such a program does not assure a profit or protect against a loss.

We reserve the right to suspend the offering of shares of any of the Funds for a period of time and to reject any specific purchase order in whole or in part.

HOW FUND SHARES ARE PRICED

The Funds are open for business  every day that both the New York Stock Exchange
(NYSE) and the Federal Reserve Bank of New York are open. Stock Funds are closed on days that the U.S. equity markets are closed and Bond Funds are closed on days that the bond markets are closed. The net asset value of each Fund is computed by adding all of its portfolio holdings and other assets, deducting its liabilities, and then dividing the result by the number of shares outstanding for that Fund. Our Shareholder Servicing Agent calculates this value at mar-ket close, normally 4:00 p.m. Eastern time or 1:00 p.m. Pacific time, on each day that the markets are open. However, the Funds may, but do not expect to, determine the net asset value on any day the NYSE is closed for trading. The number of shares your money buys is determined by the share price of the Fund on the day your transaction is processed. Orders that are received in good form by U.S. Bancorp Fund Services, LLC are executed at the net asset value next calculated. The Funds' net asset value will not be calculated, nor transactions processed, on certain holidays observed by national banks and/or the NYSE.

The share prices of the Funds, (except the Money Market Funds) will vary over time as interest rates and the value of their securities vary. Portfolio securities of the Stock Funds that are listed on a national exchange are valued at the last reported sale price. U.S. Treasury Bills are valued at amortized cost, which approximates market value. Portfolio securities of the Bond Funds are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued using the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the respective Boards of Trustees.

The share price of the Funds are reported by the National Association of Securities Dealers, Inc. in the mutual funds section of most newspapers after the heading "California Trust".

PERFORMANCE INFORMATION

All performance information published in advertisements, sales literature and communications to investors, including various expressions of current yield, effective yield, tax equivalent yield, total return and distribution rate, is calculated and presented in accordance with the rules prescribed by the Securities and Exchange Commission. In each case, performance information will be based on past performance and will reflect all recurring charges against Fund income. Performance information is based on historical data and does not indicate the future performance of any Fund.

HOW TO SELL SHARES

BY MAIL

You may redeem all or a portion of your shares on any business day that the Funds are open for business. Your shares will be redeemed at the net asset value next calculated after we have received your redemption request in good form. Remember that we may hold redemption proceeds until we are satisfied that we have collected the funds which were deposited by check. To avoid these possible delays, which could be up to 15 days, you should consider making your investment by wire, following the instructions on page 54.

If you have not elected telephone redemption or transfer privileges, you must send a "signature-guaranteed letter of instruction" specifying the name of the Fund, the number of shares to be sold, your name, and your account number to the Funds' offices. If you have additional questions, please contact us at (800) 225-8778.

The Custodian requires that signature(s) be guaranteed by an eligible signature guarantor such as a commercial bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. This policy is designed to protect shareholders and their accounts.

BY CHECK

With checkwriting, our most convenient redemption procedure, your investment will continue to earn income until the check clears your account. You must apply for the checkwriting feature for your account. You may redeem by check provided that the proper signatures you designated are on the check. The minimum redemption amount by check is $500. There is no charge for this service and you may write an unlimited number of checks.

You should not attempt to close your account by check, since you cannot be sure of the number of shares and value of your account. You must use the phone, on-line or mail redemption feature to close your account. The checkwriting feature is not available for any of our Stock Funds. Please note that a $25.00 fee will be charged to your account for any returned check.

BY EXCHANGE

You must meet the minimum investment requirement of the Fund into which you are exchanging shares. You can only exchange between accounts with identical registration. Same day exchanges are accepted until market close, normally 4:00 p.m., Eastern time (1:00 p.m., Pacific time).

BY WIRE

You must have applied for the wire feature on your account. We will notify you when this feature is active and you may then make wire redemptions by calling us before 4:00 p.m. Eastern time (1:00 p.m., Pacific time). This means your money will be wired to your bank the next business day. There is a charge for each wire (currently $15.00).

BY ELECTRONIC FUNDS TRANSFER

You must have applied for the EFT withdrawal feature on your account. Typically, money sent by EFT will be sent to your bank within three business days after the sales of your securities. There is no fee for this service.

ONLINE

You can sell shares in a regular account by accessing our Web site at www.caltrust.com. You may not buy or sell shares in a retirement account using our on-line feature.

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BY TELEPHONE

You must have this feature set up in advance on your account.  Call the Funds at
(800) 225-8778. Give the name of the Fund in which you are redeeming shares, the exact name in which your account is registered, your account number, the required identification number and the number of shares or dollar amount that you wish to redeem. Telecommunications Device for the Deaf (TDD) services for hearing impaired shareholders are available for telephone redemptions by calling
(800) 864-3416.

Unless you submit an account application that indicates that you have declined telephone and/or online exchange privileges, you agree, by signing your account application, to authorize and direct the Funds to accept and act upon telephone, on-line, telex, fax, or telegraph instructions for exchanges involving your account or any other account with the same registration. The Funds employ reasonable procedures in an effort to confirm the authenticity of your instructions, such as requiring a seller to give a special authorization number. Provided these procedures are followed, you further agree that neither the Funds nor the Funds' agent will be responsible for any loss, damage, cost or expense arising out of any instructions received for an account.

You should realize that by electing the telephone exchange or the on-line access options, you may be giving up a measure of security that you might otherwise have if you were to exchange your shares in writing. For reasons involving the security of your account, telephone transactions may be tape recorded.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares of a Fund with a value of $10,000 or more, you may establish a Systematic Withdrawal Plan. You may receive monthly or quarterly payments in amounts of not less than $100 per payment. Details of this plan may be obtained by calling the Funds at (800) 225-8778.

OTHER REDEMPTION POLICIES

Retirement Plan shareholders should complete a Rollover-Distribution Election Form in order to sell shares of the Funds so that the sale is treated properly for tax purposes.

Once your shares are redeemed, we will normally mail you the proceeds on the next business day, but no later than within seven days. When the markets are closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission to merit such action, we may suspend redemption or postpone payment dates. If you want to keep your account(s) open, please be sure that the value of your account does not fall below $5,000 ($1,000 in the case of Stock Funds) because of redemptions. The manager may elect to close an account and mail you the proceeds to the address of record. We will give you

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30 days' written notice that your  account(s)  will be closed unless you make an investment to increase your account balance(s) to the $5,000 minimum ($1,000 in the case of the Stock Funds). If you close your account, any accrued dividends will be paid as part of your redemption proceeds.

The share prices of the Funds will fluctuate and you may receive more or less than your original investment when you redeem your shares.

THE FUNDS AND THE MANAGER RESERVE CERTAIN RIGHTS,
INCLUDING THE FOLLOWING:

     o To automatically redeem your shares if your account balance falls below the minimum balance due to the sale of shares.
     o To modify or terminate the exchange privilege on 60 day's written notice.
     o    To refuse any purchase or exchange purchase order.
     o    To change or waive a Fund's minimums.
     o To suspend the right to sell shares back to the Fund, and delay sending proceeds, during times when trading on the principal markets for the Funds are restricted or halted, or otherwise as permitted by the SEC.
     o To withdraw or suspend any part of the offering made by this Prospectus.

OTHER POLICIES

TAX-SAVING RETIREMENT PLANS

We can set up your new account in a Fund under one of several tax-sheltered plans. The following plans let you save for your retirement and shelter your investment earnings from current income taxes:

IRAs/Roth IRAs: You can also make investments in the name of your spouse if your spouse has no earned income. Each Fund is subject to an annual custodial fee, currently $12.50 with a maximum annual charge of $25.00 per social security number. This fee is normally assessed in September of each year.

SIMPLE, SEP, 401(k)/Profit-Sharing and Money-Purchase Plans (Keogh): Open to corporations, self-employed people and partnerships, to benefit themselves and their employees.

403(b) Plans. Open to eligible employees of certain states and non-profit organizations.

We can provide you with complete information on any of these plans, including information that discusses benefits, provisions and fees.

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CASH DISTRIBUTIONS

Unless you otherwise indicate on the account application, we will reinvest all dividends and capital gains distributions back into your account. You may indicate on the application that you wish to receive either income dividends or capital gains distributions in cash. Electronic Funds Transfer (EFT) is available to those investors who would like their dividends electronically transferred to their bank accounts. For those investors who do not request this feature, dividend checks will be mailed via regular mail. If you elect to receive distributions by mail and the U.S. Postal Service cannot deliver your checks, we will void such checks and reinvest your money in your account at the then current net asset value and reinvest your subsequent distributions.

STATEMENTS AND REPORTS

Shareholders of the Funds will receive statements at least monthly and after every transaction that affects their share balance and/or account registration. A statement with tax information will be mailed to you by January 31 of each year, a copy of which will be filed with the IRS if it reflects any taxable distributions. Twice a year you will receive our financial statements, at least one of which will be audited.

The account statements you receive will show the total number of shares you own and a current market value. You may rely on these statements in lieu of share certificates which are not necessary and are not issued. You should keep your statements to assist in record keeping and tax calculations.

We pay for regular reporting services, but not for special services, such as a request for an historical transcript of an account. You may be required to pay a separate fee for these special services. After setting up your on-line account, you may also obtain a transaction history for your account (s) by accessing our Web site at www.caltrust.com.

CONSOLIDATED MAILINGS & HOUSEHOLDING

Consolidated statements offer convenience to investors by summarizing account information and reducing unnecessary mail. We send these statements to all shareholders, unless shareholders specifically request otherwise. These statements include a summary of all Funds held by each shareholder as identified by the first line of registration, social security number and zip code. Householding refers to the practice of mailing one prospectus, Annual Report and Semi-Annual Report to each home for all household investors. The Funds will use this practice for all future mailings. If you would like extra copies of these reports, please download a copy from caltrust.com or call the Funds at (800) 225-8778.

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DIVIDENDS & TAXES

Any investment in the Funds typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because your situation may be different, it is important that you consult your tax advisor about the tax implications of your investment in any of the Funds.

As a shareholder, you are entitled to your share of the dividends your Fund earns. The Stock Funds distribute substantially all their dividends quarterly. Shareholders of record on the second to last business day of the quarter will receive the dividends.

The Bond Funds and the Money Market Funds distribute substantially all their dividends monthly. Shareholders of record on the second to last business day of the month will receive the dividends.

Capital gains are generally paid on the last day of November, to shareholders of record on the second to last business day of November of each year. The United States Treasury Trust and the California Tax-Free Money Market Fund do not expect to pay any capital gains. At the beginning of each year, shareholders are provided with information detailing the tax status of any dividend the Funds have paid during the previous year.

After every distribution, the value of a Fund share drops by the amount of the distribution. If you purchase shares of one of the Funds before the record date of a distribution and elect to have distributions paid to you in cash, you will pay the full price for the shares and then receive some portion of that price back in the form of a taxable distribution. This is sometimes referred to as buying a dividend.

NOTICE OF PRIVACY POLICY

When you become an investor with California Investment Trust Fund Group, you entrust us not only with your hard-earned assets but also with your nonpublic personal and financial information ("shareholder information"). We consider your shareholder information to be private and confidential, and we hold ourselves to the highest standards of trust and fiduciary duty in their safekeeping and use.

OUR PRIVACY PRINCIPLES:

     o    We do not sell shareholder information.
     o We do not provide shareholder information to persons or organizations outside the California Investment Trust Fund Group who are doing

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          business on our behalf (e.g., non-affiliated third parties), for their own marketing purposes.
     o    We afford prospective and former  shareholders the same protections as
          existing   shareholders   with  respect  to  the  use  of  shareholder
          information.

INFORMATION WE MAY COLLECT:

     We collect and use information we believe is necessary to administer our business, to advise you about our products and services, and to provide you with customer service. We may collect and maintain several types of shareholder information needed for these purposes, such as those below:
     o From you, (application and enrollment forms, transfer forms, distribution forms, checks, correspondence, or conversation), such as your address, telephone number, and social security number.
     o From your transactions with our transfer agent, such as your transaction history, and account balance.
     o    From electronic sources, such as our website or e-mails.

HOW WE USE INFORMATION ABOUT YOU:

     The California Investment Trust Fund Group will only use information about you and your California Investment Trust accounts to help us better serve your investment needs or to suggest California Investment Trust Fund Group services or educational materials that may be of interest to you.

INFORMATION DISCLOSURE:

     We do not disclose any nonpublic personal information about our shareholders or former shareholders to non-affiliated third parties without the shareholder's authorization. However, we may disclose shareholder information to persons or organizations inside or outside our family of funds, as permitted or required by law. For example, we will provide the information, as described above, to our transfer agent to process your requests or authorized transactions.

HOW WE PROTECT YOUR INFORMATION:

     We restrict access to your shareholder information to authorized persons who have a need for these records in order to provide products or services to you. We also maintain physical, electronic, and procedural safeguards to guard shareholder information. To further protect your privacy, our website uses the highest levels of Internet security, including data encryption, Secure Sockets Layer protocol, user names and passwords, and other tools. As an added measure, we do not include personal or account information in non-secure e-mails that we send you via the Internet.

     For shareholders with Internet access, California Investment Trust Fund Group recommends that you do not provide your user name or password for any reason to anyone.

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In the event  that you hold  shares  of one or more  Funds  through a  financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of that financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

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TO LEARN MORE

This prospectus contains important information on the Funds and should be read and kept for future reference. You can also get more information from the following sources:

ANNUAL AND SEMI-ANNUAL REPORTS

These are automatically mailed to all shareholders without charge. In the Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund's performance during its most recent fiscal year. The Annual Report is incorporated by reference into this Prospectus, making it a legal part of the Prospectus.

STATEMENT OF ADDITIONAL INFORMATION

This includes more details about the Funds, including a detailed discussion of the risks associated with the various investments. The SAI is incorporated by reference into this Prospectus, making it a legal part of the Prospectus.

You may obtain a copy of these  documents free of charge by calling the Funds at
(800) 225-8778, emailing the Funds at info@caltrust.com, or by contacting the SEC at the address noted below or via e-mail at publicinfo@sec.gov. The SEC may charge you a duplication fee. You can also review these documents in person at the SEC's Public Reference Room, or by visiting the SEC's Internet Site at www.sec.gov.

     THE CALIFORNIA FUNDS
     44 MONTGOMERY STREET, SUITE 2100
     SAN FRANCISCO, CA 94104
     (800) 225-8778
     www.caltrust.com

     Securities and Exchange Commission
     Washington,  DC 20549-0102
     (202) 942-8090 (Public Reference Section)
     www.sec.gov
     SEC File Number        811-5049